Related Party Transactions - Additional Information (Detail) (USD $)	Apr. 30, 2012	Jan. 31, 2012
Related Party Transaction [Line Items]
Advance due to former officers and directors	$ 150,505	$ 150,505
Accounts payable and accrued liabilities payable by former officers and directors in connection with merger	$ 54,434